RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions	RELATED PARTY TRANSACTIONS
Related Party Balances
A summary of receivables due from related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
Seatankers Management Norway AS	18	—
Frontline Ltd	162	135
Frontline Management AS	1	—
Northern Ocean Limited	47	31
	228	166
A summary of payables due to related parties as of December 31, 2021 and 2020 is as follows:

(in thousands of $)	2021	2020
Frontline Management (Bermuda) Limited	(85)	(29)
Frontline Corporate Services Ltd	(30)	(13)
Frontline Management AS	—	(33)
Flex LNG Fleet Management AS	(232)	(234)
SFL Corporation Ltd	(1)	(2)
Golden Ocean Management AS	—	(1)
	(348)	(312)

Related Party Transactions
A summary of income and (expenses) recorded from related parties for the years ended December 31, 2021, 2020, and 2019 are as follows:

(in thousands of $)	2021	2020	2019
Seatankers Management Co. Ltd	(144)	(312)	(548)
Seatankers Management Norway AS	(59)	(81)	(84)
Frontline Management (Bermuda) Limited	(288)	(122)	(711)
Frontline Ltd	(2)	17	—
Frontline Management AS	(184)	(154)	(336)
Flex LNG Fleet Management AS	(3,235)	(1,795)	(223)
SFL Corporation Ltd	—	(2)	—
FS Maritime SARL	(337)	(225)	—
Northern Ocean Limited	7	—	—
Golden Ocean Management AS	(1)	—	—
Front Ocean Management AS	(55)	—	—
In the year ended December 31, 2021, the Company made payments to a related party of Geveran for LNG carriers amounting to $385.6 million (2020: $557.7 million (2019: $190.3 million)).
For more information see Note 7: Vessel Purchase Prepayments and Note 8: Vessels and Equipment, Net.
General Management Agreements
In October 2021, the Company entered into a service level agreement with a Front Ocean Management AS as part of which they will provide certain advisory and support services including human resources, shared office costs, administrative support, IT systems and services, compliance, insurance and legal assistance. In the year ended December 31, 2021, we recorded an expense, within administrative expenses, of $0.1 million for these services.
We have an administrative services agreement with Frontline Management AS ("Frontline Management") under which they provide us with certain administrative support, technical supervision, purchase of goods and services within the ordinary course of business and other support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. Frontline Management may subcontract these services to other associated companies, including Frontline Management (Bermuda) Limited. In the year ended December 31, 2021, we recorded an expense, within administrative expenses, of $0.5 million from Frontline Management and associated companies for these services (2020: $0.3 million (2019: $1.0 million)).
We also have an agreement with Seatankers Management Co. Ltd. ("Seatankers") under which it provides us with certain advisory and support services, for which we pay our allocation of the actual costs they incur on our behalf, plus a margin. In the year ended December 31, 2021, we recorded an expense, within administrative expenses, of $0.1 million from Seatankers for these services (2020: $0.3 million (2019: $0.5 million)).
Technical Management
The Company has a ship management agreements with Flex LNG Fleet Management AS, a related party owned by Frontline Ltd., for which they are responsible for the technical ship management for all of our entire fleet. Under the agreements, Flex LNG Fleet Management AS is paid a fixed fee per vessel per annum, which is subject to an annual review. In the year ended December 31, 2021, we recorded an expense, within vessel operating expenses, of $3.2 million from Flex LNG Fleet Management AS for these services (2020: $1.8 million (2019: $0.2 million)).

Consultancy Services

The Company has a consultancy agreement with FS Maritime SARL for the employment of our Chief Commercial Officer. The fee is set at a maximum of CHF437,995 per annum and is charged on a pro-rated basis for the time allocation of consultancy services incurred. The contract was terminated in December 2021, and will expire in March 2022. In the year ended December 31, 2021, we recorded an expense, within administrative expenses, of $0.3 million from FS Maritime SARL for these services (2020: $0.2 million).